Disposal of assets and other changes in organizational structure (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Assets Classified as Held for Sale
The major classes of assets and liabilities classified as held for sale are shown in the following table:

	Operating segment			12.31.2019	12.31.2018
	E&P	RT&M	Corporate	Total	Total
Assets classified as held for sale
Cash and Cash Equivalents	1	4	—	5	40
Trade receivables	1	67	—	68	39
Inventories	—	13	—	13	47
Investments	351	4	—	355	973
Property, plant and equipment	1,773	273	—	2,046	745
Others	—	77	—	77	102

Total	2,126	438	—	2,564	1,946

Liabilities on assets classified as held for sale
Trade Payables	—	27	—	27	1
Finance debt	—	—	142	142	—
Provision for decommissioning costs	2,961	—	—	2,961	932
Dividends	—	—	—	—	—
Pension and medical benefits	—	—	—	—	—
Others	—	116	—	116	50

Total	2,961	143	142	3,246	983

Summary of Cash Flows From Sales of Interest With Loss of Control
The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
2019
Petrobras Paraguay	381	(45)	336
TAG	8,206	(174)	8,033
BR (*)	2,509	(591)	1,917

Total	11,096	(810)	10,286

2018
PetroquímicaSuape e Citepe	435	(14)	421

Total	435	(14)	421

(*)	Discontinued operation.

Summary of discontinued operation of statements of income and cash flows
As BR represented a separate major line of business, the disposed interest is considered a discontinued operation, for which the statements of income and cash flows are presented below (including restatement of previous years):

	Jan-Jul/2019	2018	2017
Sales revenues	5,735	10,946	10,943
Cost of sales	(4,886)	(9,334)	(8,949)

Gross profit	849	1,612	1,994

Income (expenses)
Selling expenses	(439)	(804)	(924)
General and administrative expenses	(116)	(216)	(261)
Other taxes	(14)	(82)	(54)
Other income and expenses	(15)	133	(89)

	(584)	(969)	(1,328)
Income before finance income (expense) and income taxes	265	643	666

Net finance income (expense)	138	628	(175)
Results of equity-accounted investments	—	—	(1)

Net income before income taxes	403	1,271	490

Income taxes	(150)	(428)	(131)

Net income for the year from discontinued operation - BR	253	843	359

Gain on sale of interest	3,515	—	—
Income taxes on the gain on sale of interest	(1,208)	—	—

Net income for the period from discontinued operation	2,560	843	359

Attributable to:
Shareholders of Petrobras	2,560	843	359

Net income for the period from discontinued operation	2,560	843	359

	Jan-Jul/2019	Jan-Dec/2018	Jan-Dec/2017
Cash flows from Operating activities
Net income for the year	2,560	843	359
Adjustments for:
Pension and medical benefits (actuarial expense)	73	121	158
Depreciation, depletion and amortization	76	115	142
Foreign exchange, indexation and finance charges	(132)	(644)	188
Deferred income taxes, net	136	395	68
Others	105	7	—
Decrease (Increase) in assets
Trade and other receivables, net	451	467	(50)
Other assets	(159)	103	(265)
Increase (Decrease) in liabilities
Trade payables	(171)	(168)	9
Pension and medical benefits	(138)	(3)	(43)
Other liabilities	(45)	(325)	(139)
Income taxes paid	(102)	(5)	(30)
Net income from discontinued operations	(2,331)	—	—

Net cash provided by operating activities	323	906	397

Cash flows from Investing activities
Acquisition of PP&E and intangibles assets	(81)	(116)	(93)
Proceeds from disposal of assets - Divestment	1,829	—	—
Divestment (Investment) in marketable securities	61	72	817
Others	3	—	3

Net cash (used in) provided by investing activities	1,812	(44)	727

Cash flows from Financing activities
Proceeds from financing	—	244	1,944
Repayment of principal	(30)	(49)	(2,478)
Repayment of interest	(60)	(88)	(481)
Dividends paid to Shareholders of Petrobras	(387)	(263)	(210)
Others	(31)	—	48

Net cash used in financing activities	(508)	(156)	(1,177)

Effect of exchange rate changes on cash and cash equivalents	(136)	(66)	1

Net increase (decrease) in cash and cash equivalents	1,491	640	(52)

Cash and cash equivalents at the beginning of the year	789	149	201

Cash and cash equivalents at the end of the year	2,280	789	149